Stock-Based Compensation Plans	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans

6. Stock-Based Compensation Plans.

Participation in FRP Plans

The Company's directors, officers and key employees previously were eligible to participate in FRP's 2000 Stock Option Plan and the 2006 Stock Option Plan under which options for shares of common stock were granted to directors, officers and key employees. All related compensation expense has been fully allocated to the Company (rather than FRP) and included in corporate expenses. Corporate expense also reflects an offsetting credit for the Transition Services Agreement allocation to FRP. All outstanding options held by company directors, officers and key employees on January 30, 2015 were cancelled and replaced by an equal number of FRP options at 75.14% of the previous exercise price based upon the market value of FRP less the when issued market value of the Company on that day.

Patriot Incentive Stock Plan

In January 2015, the Board of Directors of the Company adopted the Patriot Transportation Holding, Inc. Incentive Stock Plan. Grants were issued based upon all outstanding FRP options held by company directors, officers and key employees on January 30, 2015 with the same remaining terms. The grants were based upon the FRP options outstanding at 24.86% of the previous exercise price based upon the when issued market value of the Company compared to the market value of FRP on that day. Simultaneously, the number of shares were divided by 3 and the exercise price multiplied by 3 to adjust for the Spin-off distribution of 1 for 3 shares of FRP. The number of common shares available for future issuance was 194,405 at September 30, 2015.

Patriot utilizes the Black-Scholes valuation model for estimating fair value of stock compensation for options awarded to officers and employees. Each grant is evaluated based upon assumptions at the time of grant. The assumptions are no dividend yield, expected volatility between 37% and 41%, risk-free interest rate of .96 to 2.0% and expected life of 3.0 to 7.0 years.

The dividend yield of zero is based on the fact that Patriot does not pay cash dividends and has no present intention to pay cash dividends. Expected volatility is estimated based on FRP’s historical experience over a period equivalent to the expected life in years. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate at the date of grant with a term consistent with the expected life of the options granted. The expected life calculation is based on the observed and expected time to exercise options by the employees.

Subsequent to Spin-off, the realized tax benefit pertaining to options exercised and the remaining compensation cost of options previously granted prior to the Spin-off will be recognized by FRP or Patriot based on the employment location of the related employee or director.

The Company recorded the following stock compensation expense for FRP and Patriot options (including allocations in periods prior to the Spin-off) in its consolidated and combined statements of income (in thousands):

	Years Ended September 30
	2015	2014	2013
Stock option grants	$274	220	220
Annual non-employee Director stock award	343	349	221
	$617	569	441

A summary of Company stock options is presented below (in thousands, except share and per share amounts):

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Grants substituted on
January 30, 2015	91,315	$20.31	5.6	$761
Exercised	(16,000)	$12.62		$(95)
Forfeited	—	$—		$—
Outstanding at
September 30, 2015	75,315	$21.95	5.8	$666
Exercisable at
September 30, 2015	54,398	$20.96	5.0	$438
Vested during
twelve months ended
September 30, 2015	8,807			$76

The following table summarizes information concerning stock options outstanding at September 30, 2015:

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.50 – $20.63	8,587	18.88	6.8
$25.79 - $32.23	12,330	28.45	8.8
	20,917	$24.52	8.0	years
Exercisable:
$16.50 - $20.63	31,475	18.47	5.1
$20.64 - $25.78	16,035	22.40	3.3
$25.79 - $32.23	6,888	29.01	8.6
	54,398	$20.96	5.0	years
Total	75,315	$21.95	5.8	years

The aggregate intrinsic value of exercisable Company options was $202,000 and the aggregate intrinsic value of all outstanding in-the-money options was $247,000 based on the Company’s market closing price of $24.05 on September 30, 2015 less exercise prices. Gains of $187,000 were realized by option holders during fiscal 2015.

The realized tax benefit from Patriot option exercises during fiscal 2015 was $425,000 including $353,000 pertaining to FRP options exercised that were granted prior to the Spin-off to persons employed by Patriot. The unrecognized compensation expense of options granted to Patriot employees as of September 30, 2015 was $698,000, which is expected to be recognized over a weighted-average period of 3.3 years.